Exceptional items, Summary of Costs, Divestiture and Tax (Details) $ in Thousands		1 Months Ended	12 Months Ended				18 Months Ended
	Sep. 01, 2017 USD ($)	Jul. 31, 2015 USD ($)	Apr. 30, 2017 USD ($) Employee		Apr. 30, 2016 USD ($) Employee		Oct. 31, 2018 USD ($) Employee
Exceptional items summary [Abstract]
Number of senior employees | Employee			4,800		4,200		14,800
Finance costs			$ 96,824	[1]	$ 98,357	[2]	$ 350,366
Finance income			979	[1]	1,009	[2]	7,654
Taxation			(7,464)	[1],[3],[4]	(13,869)	[2],[3],[4]	673,081
Tax credit from re-measurement of deferred tax liabilities							930,600
Transition tax charge							$ 238,300
Transition tax charge payable period							8 years
HPE Software Business [Member]
Exceptional items summary [Abstract]
Acquisition costs	$ 70,100
US excise tax payable on award of long term incentives and grants							$ 7,700
Number of senior employees | Employee							4
Authasas B.V [Member]
Exceptional items summary [Abstract]
Acquisition costs					500
Exceptional Items Adjustments [Member]
Exceptional items summary [Abstract]
Integration costs			27,696		23,634		$ 278,995
Pre-acquisition costs			58,004		5,569		43,025
Acquisition costs			2,597		531		27,116
Property related costs			5,525		5,964		38,014
Severance and legal costs			3,436		(4,845)		129,743
Divestiture costs			0		0		21,263
Royalty provision release			0		3,000		0
Finance costs			0		0		6,326
Finance income			0		0		553
Taxation			11,633		6,835		798,196
Exceptional Items Adjustments [Member] | HPE Software Business [Member]
Exceptional items summary [Abstract]
Pre-acquisition costs			58,004		5,569		43,025
Acquisition costs							27,116
Severance and legal costs					4,845		129,743
Finance costs			0		0		6,326
Finance income			0		0		553
Exceptional Items Adjustments [Member] | Serena and GWAVA [Member]
Exceptional items summary [Abstract]
Acquisition costs			2,600
Exceptional Items Adjustments [Member] | Authasas B.V [Member]
Exceptional items summary [Abstract]
Acquisition costs		$ 500
Exceptional Items Adjustments [Member] | Serena [Member]
Exceptional items summary [Abstract]
Severance and legal costs			3,436
Exceptional Items Adjustments [Member] | SUSE [Member]
Exceptional items summary [Abstract]
Divestiture costs			$ 0		$ 0		$ 21,263

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[3]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).